Bank Loans - current portion (Details Textual) (USD $)	1 Months Ended			12 Months Ended									1 Months Ended	12 Months Ended									12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended				12 Months Ended	1 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended	1 Months Ended					12 Months Ended
	Feb. 03, 2014	Jul. 31, 2013	Apr. 26, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2013	Sep. 26, 2013	Jul. 05, 2013	Apr. 30, 2013	Jan. 31, 2013	Jan. 02, 2013	Sep. 25, 2013 Crede Settlement Agreement [Member]	Dec. 31, 2013 Crede Settlement Agreement [Member]	Oct. 10, 2013 Crede Settlement Agreement [Member]	Aug. 02, 2013 Crede Settlement Agreement [Member]	Dec. 05, 2013 Interest Rate Swap [Member]	Sep. 05, 2013 Interest Rate Swap [Member]	Jul. 02, 2013 Interest Rate Swap [Member]	Jun. 05, 2013 Interest Rate Swap [Member]	Apr. 02, 2013 Interest Rate Swap [Member]	Mar. 05, 2013 Interest Rate Swap [Member]	Dec. 31, 2013 Credit Suisse Facility [Member]	Oct. 31, 2013 Credit Suisse Facility [Member]	Dec. 31, 2013 National Bank of Greece [Member]	Sep. 25, 2013 Deutsche Banks [Member]	Dec. 31, 2013 Deutsche Banks [Member]	Dec. 31, 2013 Credit Suisse Facility2 [Member]	Dec. 31, 2013 Credit Suisse Facility3 [Member]	Dec. 31, 2013 Facility A and Facility B [Member]	Dec. 31, 2013 Facility A [Member]	Apr. 30, 2013 Facility A [Member] Deutsche Banks [Member]	Mar. 31, 2013 Facility A [Member] Deutsche Banks [Member]	Feb. 28, 2013 Facility A [Member] Deutsche Banks [Member]	Jan. 31, 2013 Facility A [Member] Deutsche Banks [Member]	Dec. 31, 2013 Facility B [Member]	Apr. 30, 2013 Facility B [Member] Deutsche Banks [Member]	Mar. 31, 2013 Facility B [Member] Deutsche Banks [Member]	Feb. 28, 2013 Facility B [Member] Deutsche Banks [Member]	Jan. 31, 2013 Facility B [Member] Deutsche Banks [Member]	Dec. 31, 2013 March 31, 2014 [Member]	Dec. 31, 2013 April 1, 2014 [Member]	Dec. 31, 2013 Deutsche Bank Nederland [Member]	Jul. 05, 2013 Deutsche Bank Nederland [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member]	Dec. 31, 2013 Sixth Supplemental Agreement With Credit Suisse [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning April 1, 2014 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning October 1, 2014 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning April 1, 2015 [Member]	Dec. 31, 2013 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2013 and December 31 2013 [Member]	Dec. 31, 2013 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2014 and December 31 2014 [Member]	Dec. 31, 2013 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2015 and December 31 2015 [Member]	Dec. 31, 2013 Sixth Supplemental Agreement With Credit Suisse [Member] April 1 2014 and Ending On September 30 2014 [Member]	Dec. 31, 2013 Sixth Supplemental Agreement With Credit Suisse [Member] October 1 2014 and Ending On March 31 2015 [Member]	Dec. 31, 2013 Sixth Supplemental Agreement With Credit Suisse [Member] After March 31, 2015 [Member]	Dec. 31, 2013 First Business Bank [Member]	Dec. 31, 2013 First Business Bank [Member] Criteria One [Member]	Dec. 31, 2013 First Business Bank [Member] Criteria Two [Member]	Dec. 31, 2013 First Business Bank [Member] Criteria Three [Member]	Dec. 31, 2013 First Business Bank [Member] Criteria Four [Member]	Oct. 09, 2013 Deutsche Bank [Member]	Mar. 31, 2013 Deutsche Bank [Member] Facility A and Facility B [Member]	Dec. 31, 2013 Deutsche Bank [Member] Facility A and Facility B [Member]	May 31, 2013 Deutsche Bank [Member] Facility A [Member]	Apr. 30, 2013 Deutsche Bank [Member] Facility A [Member]	Mar. 31, 2013 Deutsche Bank [Member] Facility A [Member]	Feb. 28, 2013 Deutsche Bank [Member] Facility A [Member]	Jan. 31, 2013 Deutsche Bank [Member] Facility A [Member]	Dec. 31, 2013 Deutsche Bank [Member] Facility A [Member]	May 31, 2013 Deutsche Bank [Member] Facility B [Member]	Apr. 30, 2013 Deutsche Bank [Member] Facility B [Member]	Mar. 31, 2013 Deutsche Bank [Member] Facility B [Member]	Feb. 28, 2013 Deutsche Bank [Member] Facility B [Member]	Jan. 31, 2013 Deutsche Bank [Member] Facility B [Member]	Dec. 31, 2013 Deutsche Bank [Member] Facility B [Member]
Short-term Debt [Line Items]
Long-term Debt, Maturities, Repayment Terms																							Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.		Eleven quarterly installments of $837.5 and a balloon payment of $14,025, payable together with the last installment due on December 16, 2016.			Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.	Seven quarterly installments of $350 commencing on June 30, 2014 and a balloon payment of $17,660 payable together with the last installment due on December 31, 2015.	Provides for monthly repayments of $20 for each of Facility A and Facility B commencing September 30, 2012 through April 30, 2013 and a monthly repayment of $11.5 for each of Facility A and Facility B on May 31, 2013	Provides for quarterly repayments of $337 for Facility A commencing June 30, 2014, which quarterly repayments have been reduced from $750					Provides for quarterly repayments of $337 for Facility B commencing June 30, 2014
Debt Instrument, Interest Rate Terms																											interest at LIBOR plus a margin																		LIBOR plus 1% until March 31, 2014 from a current interest margin of 3.25
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum				1.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum				4.00%
Long-term Debt, Weighted Average Interest Rate				2.30%	2.70%
Interest Expense, Debt				$ 1,946,000	$ 2,415,000	$ 3,173,000
Debt Instrument, Maturity Date, Description																																											December 2015
Reduction in Balloon Payment																																				16,009,000
Line of Credit Facility, Interest Rate Description																															LIBOR plus 2.25%					LIBOR plus 4.25%					LIBOR plus 1%	LIBOR plus 3.25%
Restructuring Costs																																									1,480,000
Debt Instrument, Payment Terms		nine months																					due and payable on the earlier of March 31, 2014																						Defer further principal repayments until March 31, 2014
Restricted cash																																													1,125,000
Required Minimum Ratio																																															115.00%	120.00%	135.00%				115.00%	120.00%	135.00%
Debt Instrument Outstanding Percentage																							5.00%
Long-term Debt				59,687,000	89,169,000																		1,823,000																																						30,000,000
Average Corporate Liquidity, Minimum																																																								3,000,000
Debt Instrument, Restrictive Covenants																																																									Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000	Leverage ratio: the corporate guarantor’s leverage ratio shall not at any time exceed 55%	Ratio of EBITDA to net interest expense shall not be less than 3	Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter
Consolidated Leverage Ratio																																														not be greater than 2.5:1.0
Liquidity Ratio Description																																														it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel
Interest Coverage Ratio Description																																																		not be less than 2.0:1.0	not be less than 3.5:1.0	not be less than 4.5:1.0
Escrow Deposit																2,500,000
Line of Credit Facility, Periodic Payment																									10,045,000							20,000	20,000	20,000	20,000		20,000	20,000	20,000	20,000																						23,000	23,000	11,500	20,000	20,000	20,000	20,000	11,500	11,500	20,000	20,000	20,000	20,000	11,500
Interest Costs Capitalized				282,000
Line Of Credit Facility Unpaid Interest Due		119,000					22,000			117,000	124,000	19,000					38,000	43,000	25,000	48,000	28,000	52,000		118,000
Interest Expense, Borrowings, Total	201,000		124,000
Line of Credit Facility, Amount Outstanding									29,958,000																																			10,500,000
Long-term Purchase Commitment, Amount													3,624,000
Fees and Commissions, Other																										2,624,000
Assets Designated to Closed Block, Other Short-term Investments																										8,003,000
Supplemental Deferred Purchase Price																										10,542,000
Loss Contingency, Settlement Agreement, Terms														Common Stock to be issued to Crede pursuant to the Exchange Agreement will equal the quotient of (i) $11,850 divided by (ii) 78% of the volume weighted average price of the Companys Common Stock
Stock Issued, Crede Settlement														1,011,944	7,729,818
Loss Contingency Accrual, Beginning Balance								10,500,000						10,500,000
Loss Contingency, Loss in Period														10,500,000
Debt Instrument, Annual Principal Payment														$ 19,500,000
Stock Issued During Period, Shares, Issued for Services																										400,000